Deferred Revenue and Deferred Charges (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred Revenue Arrangement [Line Items]
Long-term deferred charges	¥ 55,841	¥ 70,150
Other current liabilities
Deferred Revenue Arrangement [Line Items]
Current deferred revenue	53,720	68,956
Other long term liabilities
Deferred Revenue Arrangement [Line Items]
Long-term deferred revenue	55,841	70,150
Prepaid expense and other current assets
Deferred Revenue Arrangement [Line Items]
Current deferred charges	16,847	24,942
Other asset
Deferred Revenue Arrangement [Line Items]
Long-term deferred charges	¥ 55,841	¥ 70,150